Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment, net		$ 8,381,155	$ 7,637,687
Intangible assets, net		1,022,111	996,048
Investments in non-consolidated companies		468,516	517,265
Other investments		22,979	210,930
Deferred tax assets		1,194,398	1,713,385
Receivables, net		961,298	1,073,245
Non-current assets		12,050,457	12,148,560
Current assets
Receivables, net		772,726	686,394
Current income tax assets		129,713	486,470
Derivative financial instruments		4,483	15,406
Inventories, net		4,750,511	4,948,376
Trade receivables, net		1,562,058	2,065,499
Other investments		2,160,051	1,975,646
Cash and cash equivalents	[1]	1,691,263	1,846,013
Current assets excluding assets classified as held for sale		11,070,805	12,023,804
Assets classified as held for sale		7,285	6,740
Current assets		11,078,090	12,030,544
Total assets		23,128,547	24,179,104
EQUITY
Capital and reserves attributable to the owners of the parent		11,968,186	12,418,595
Non-controlling interest		4,163,383	4,393,264
Total Equity		16,131,569	16,811,859
Non-current liabilities
Provisions		552,600	839,921
Deferred tax liabilities		88,707	170,820
Non current tax liabilities		21,436	0
Other liabilities		765,961	1,148,998
Trade payables		5,402	12,030
Lease liabilities		163,666	188,913
Borrowings		1,560,047	1,205,961
Non-current liabilities		3,157,819	3,566,643
Current liabilities
Current income tax liabilities		106,883	137,388
Other liabilities		629,678	429,713
Trade payables		1,925,526	2,232,654
Derivative financial instruments		50,342	8,220
Lease liabilities		46,458	52,174
Borrowings		670,072	940,453
Current liabilities		3,839,159	3,800,602
Total Liabilities		6,996,978	7,367,245
Total Equity and Liabilities		23,128,547	24,179,104
Usiminas
Current assets
Total assets		6,439,000	8,296,000
EQUITY
Capital and reserves attributable to the owners of the parent		4,309,000	5,484,000
Non-controlling interest		452,000	556,000
Current liabilities
Provision for ongoing litigation related to the acquisition of a participation in Usiminas		410,200	0
Total Liabilities		$ 2,130,000	$ 2,812,000

[1]	It includes restricted cash of $2,746, $3,129 and $30 as of December 31, 2024, 2023 and 2022, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,182,874, $2,186,420 and $1,975,490 as of December 31, 2024, 2023 and 2022, respectively.